Individuals with Highest Emoluments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Individuals with Highest Emoluments
12	INDIVIDUALS WITH HIGHEST EMOLUMENTS
For the year ended December 31, 2017, 2018 and 2019, none of the five individuals with the highest emoluments in the Group are directors or senior management. The emoluments payable to the five individuals with highest emoluments during 2017, 2018 and 2019 are as follows:

	2019	2018	2017
	’000	’000	’000
Salaries, allowances and benefits in kind	6,592	6,579	5,259
Performance related bonuses	4,314	4,208	4,014
Retirement scheme contributions	187	156	158

	11,093	10,943	9,431

The emoluments fell within the following bands:

	2019	2018	2017
	Number of individuals	Number of individuals	Number of individuals
Emolument bands
1,500,001—2,000,000	—	—	3
2,000,001—2,500,000	5	5	2